Long-term debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-term debt
Long-term debt	$ 3,387,195	$ 3,382,419
Current portion	(287,346)	(298,010)
Long-term debt Non Current	3,099,849	3,084,409
Revolving Credit Facilities [Member]
Long-term debt
Long-term debt	1,057,093	1,301,920
Term Loan Credit Facilities [Member]
Long-term debt
Long-term debt	1,985,102	1,735,499
Senior Unsecured Notes [Member]
Long-term debt
Long-term debt	$ 345,000	$ 345,000